Related Party Transactions (Details) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2023	Jan. 06, 2023	Nov. 17, 2022	Jul. 18, 2022	Jun. 20, 2022	Jul. 26, 2021	Jul. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 22, 2023	Jul. 22, 2021	Apr. 07, 2021
Related Party Transactions
Repayment of promissory note - related party										$ 129,602
Loan conversion agreement warrant								$ 1,500,000			$ 1,500,000
Price of warrant								$ 1.00			$ 1.00
Aggregate principal amount				$ 490,000	$ 360,000
Amount drawn down under working capital			$ 962,000	490,000	360,000			$ 962,000			$ 662,000
Sponsor
Related Party Transactions
Additional amount drawn down under working capital		$ 300,000
Sponsor | Subsequent Event
Related Party Transactions
Maximum borrowing capacity of related party promissory note		300,000
Amount drawn down under working capital	$ 60,000						$ 1,250,000
Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note														$ 200,000
Outstanding balance of related party note													$ 129,602
Loan conversion agreement warrant								$ 1,500,000
Price of warrant								$ 1.00
Aggregate principal amount		300,000
Promissory Note with Related Party | Subsequent Event
Related Party Transactions
Aggregate principal amount		$ 300,000
Promissory Note with Related Party | Sponsor
Related Party Transactions
Aggregate principal amount					$ 360,000
Amount drawn down under working capital				$ 490,000
Promissory Note with Related Party | Sponsor | Subsequent Event
Related Party Transactions
Aggregate principal amount												$ 500,000
Administrative Support Agreement
Related Party Transactions
Expenses incurred and paid								$ 30,000	$ 30,000	120,000	60,000
Expenses per month						$ 10,000					10,000
Expenses accrued								$ 90,000		$ 10,000	80,000
Related Party Loans
Related Party Transactions
Loan conversion agreement warrant											$ 1,500,000
Price of warrant											$ 1.00